LOAN RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Loan Receivable [Abstract]
Disclosure of detailed information about loan receivable [Table Text Block]
	March 31, 2023 $	March 31, 2022 $
Loan balance, beginning of year	2,950,000	-
Loans advanced	33,642	2,950,000
Interest earned	180,000	-
Interest payments received	(180,000)	-
Loan balance, end of year	2,983,642	2,950,000